Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Archer Investment Series Trust
Entity Central Index Key	0001477491
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Archer Growth ETF
Shareholder Report [Line Items]
Fund Name	Archer Growth ETF
Class Name	Archer Growth ETF
Trading Symbol	ARWG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Archer Growth ETF for the period of December 29, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thearcherfunds.com/. You can also request this information by contacting us at 1-317-581-5664.
Additional Information Phone Number	1-317-581-5664
Additional Information Website	https://www.thearcherfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Archer Growth ETF	$58	0.85%
[1],[2]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
During the period ended August 31, 2026, the Archer Growth ETF (ARWG) pursued its investment objective of long-term capital appreciation through a disciplined strategy emphasizing companies experiencing positive earnings estimate revisions and favorable price momentum. The Fund’s investment approach sought to identify companies with improving earnings expectations across various market capitalizations and industries. Market conditions during the period provided opportunities for the Fund to invest in companies demonstrating improving fundamentals and positive technical characteristics, while fluctuations in individual securities and sectors influenced overall performance. The Fund maintained its systematic investment discipline, adjusting portfolio holdings as earnings expectations and market trends evolved. Management believes that focusing on improving earnings expectations and positive price momentum remains a sound approach to identifying potential long-term growth opportunities.

Top Contributors
↑	US Duration Position, US IG Credit

Top Detractors
↓	Non-US Sovereign Debt, Agency Mortgages, Structured Products

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2025)
Archer Growth ETF NAV	4.40
S&P 500 (TR)	12.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.thearcherfunds.com/ for more recent performance information.
Net Assets	$ 14,754,478
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 64,833
Investment Company Portfolio Turnover	950.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$14,754,478
Number of Holdings	41
Net Advisory Fee	$64,833
Portfolio Turnover	950%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Sector Breakdown (% of net assets)

Top Sectors	(%)
Technology	30.2%
Industrials	26.1%
Financials	12.5%
Health Care	10.1%
Consumer Discretionary	9.7%
Energy	2.7%
Communications	2.6%
Consumer Staples	2.5%
Materials	2.2%
Cash & Other	1.4%

Top 10 Issuers	(%)
Gitlab, Inc.	3.6%
Arista Networks, Inc.	2.9%
Expeditors International of Washington, Inc.	2.8%
Samsara, Inc.	2.8%
nVent Electric PLC	2.7%
Phillips 66	2.7%
Zebra Technologies Corp.	2.7%
Appian Corp.	2.7%
Chime Financial, Inc.	2.6%
Roku, Inc.	2.6%

Updated Prospectus Web Address	https://www.thearcherfunds.com/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.